FINANCIAL STATEMENTS SCHEDULE I - FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2024
FINANCIAL STATEMENTS SCHEDULE I - FINANCIAL INFORMATION OF PARENT COMPANY
FINANCIAL STATEMENTS SCHEDULE I - FINANCIAL INFORMATION OF PARENT COMPANY

FINANCIAL STATEMENTS SCHEDULE I — FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED BALANCE SHEETS

AS OF DECEMBER 31, 2023 AND 2024

(Amounts in thousands, except share and per share data and otherwise noted)

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
			(Note 2d)
ASSETS
Current assets:
Cash and cash equivalents	225,908	646,933	88,629
Other current assets	25,641	2,284	313
Amounts due from subsidiaries	7,012	52,343	7,171
TOTAL ASSETS	258,561	701,560	96,113
LIABILITIES
Current liabilities:
Amounts due to subsidiaries	—	245,411	33,621
Amounts due to related parties	—	172	24
Accruals and other current liabilities	8,488	16,721	2,291
Non-current liabilities:
Deficits of investments in subsidiaries	9,881,460	12,177,793	1,668,351
TOTAL LIABILITIES	9,889,948	12,440,097	1,704,287
SHAREHOLDERS’ DEFICIT
Ordinary shares	2,584	3,361	460
Preferred shares	362	—	—
Additional paid-in capital	11,213,798	15,757,089	2,158,712
Treasury shares	—	(186,812)	(25,593)
Accumulated deficits	(20,865,686)	(27,289,256)	(3,738,613)
Accumulated other comprehensive loss	17,555	(22,919)	(3,140)
Total shareholders’ deficit	(9,631,387)	(11,738,537)	(1,608,174)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	258,561	701,560	96,113

FINANCIAL STATEMENTS SCHEDULE I — FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED STATEMENTS OF COMPREHENSIVE LOSS

FOR THE YEARS ENDED DECEMBER 31, 2022, 2023 AND 2024

(Amounts in thousands, except share and per share data and otherwise noted)

	Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
				(Note 2d)
General and administrative	(1,800)	(11,237)	(49,702)	(6,809)
Loss from operations	(1,800)	(11,237)	(49,702)	(6,809)
Interest income	6,268	25,513	36,417	4,989
Other (expenses) income, net	1,826	54,782	20,084	2,752
Income before income tax expense	6,294	69,058	6,799	932
Equity in loss of subsidiaries	(7,940,073)	(8,416,038)	(6,430,369)	(880,957)
Net loss	(7,933,779)	(8,346,980)	(6,423,570)	(880,025)
Other comprehensive income(loss), net of tax of nil:
Foreign currency translation adjustment, net tax of nil	14,556	49,765	(40,474)	(5,545)
Total other comprehensive income(loss)	14,556	49,765	(40,474)	(5,545)
Total Comprehensive loss	(7,919,223)	(8,297,215)	(6,464,044)	(885,570)

FINANCIAL STATEMENTS SCHEDULE I — FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2022, 2023 AND 2024

(Amounts in thousands, except share and per share data and otherwise noted)

	Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
				(Note 2d)
Cash flows from operating activities
Net loss	(7,933,779)	(8,346,980)	(6,423,570)	(880,025)
Loss from equity method investments	7,940,073	8,416,038	6,430,369	880,957
Foreign exchange loss (income)	(50,875)	—	—	—
Changes in operating assets and liabilities net of effect of acquisitions:
Amounts due from subsidiaries	(5,803)	5,803	(45,331)	(6,210)
Other current assets	(3,562)	(22,079)	23,357	3,200
Amounts due to subsidiaries	—	—	58,599	8,028
Amounts due to related parties	—	—	172	24
Accrued expenses and other current liabilities	1,241	7,247	8,233	1,128
Net cash provided by (used in) operating activities	(52,705)	60,029	51,829	7,102
Cash flows from investing activities
Loans and advances to subsidiaries	(571,259)	(9,438)	—	—
Repayments of loans and advances to subsidiaries	—	633,526	—	—
Investments in subsidiaries	(2,540,000)	(5,861,813)	(3,101,648)	(424,925)
Net cash used in investing activities	(3,111,259)	(5,237,725)	(3,101,648)	(424,925)
Cash flows from financing activities
Proceeds from initial public offering (net of issuance costs of RMB 79,138 for the year ended December 31, 2024)	—	—	3,465,344	474,750
Proceeds from issuance of preferred shares (net of issuance costs of RMB1,690, RMB2,134 and nil for the years ended December 31, 2022, 2023 and 2024, respectively)	1,268,360	5,373,044	—	—
Net cash provided by financing activities	1,268,360	5,373,044	3,465,344	474,750
Net increase (decrease) in cash and cash equivalents	(1,895,604)	195,348	415,525	56,927
Cash, cash equivalents at beginning of year	1,907,283	64,444	225,908	30,949
Effect of exchange rate changes on cash and cash equivalents	52,765	(33,884)	5,500	753
Cash, cash equivalents at end of year	64,444	225,908	646,933	88,629
Supplementary disclosure of non-cash financing activities:
Amounts due to subsidiaries in connection with the repurchased ordinary shares for tax purpose (see note 17)	—	—	186,812	25,593

NOTES TO SCHEDULE I

1)

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited combined and consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2)

The condensed financial information has been prepared using the same accounting policies as set out in the combined and consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries. For the parent company, the Company records its investments in subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as “Deficit of investment in subsidiaries” and the subsidiaries’ profit or loss as “Equity in income(loss) of subsidiaries” on the Condensed Statements of Operations and Comprehensive Loss. Ordinarily under the equity, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.

3)

Translations of balances in the Additional Financial Information of Parent Company-Financial Statements Schedule I from RMB into US$ as of and for the year ended December 31, 2024 are solely for the convenience of the readers and were calculated at the rate of US$1.00 = RMB7.2993, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2024. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2024, or at any other rate.

4)

As of December 31, 2022, 2023 and 2024, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company.